UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 1, 2004

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   43

FORM 13F INFORMATION TABLE VALUE TOTAL:   $121,437,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3743    41580 SH       SOLE                    37630        0     3950
ALCOA INC COM                  COM              013817101     3428   103770 SH       SOLE                    94070        0     9700
BANK NEW YORK INC COM          COM              064057102     3230   109567 SH       SOLE                    97517        0    12050
BRISTOL MYERS SQUIBB           COM              110122108     3990   162872 SH       SOLE                   148622        0    14250
CATERPILLAR, INC.              COM              149123101     3841    48352 SH       SOLE                    43552        0     4800
CHEVRONTEXACO CORPORATION      COM              166764100     4134    43930 SH       SOLE                    39380        0     4550
CITIGROUP INC.                 COM              172967101     3949    84917 SH       SOLE                    75367        0     9550
CONAGRA INC COM                COM              205887102     3502   129325 SH       SOLE                   114775        0    14550
CONOCOPHILLIPS COM             COM              20825C104     4047    53045 SH       SOLE                    47345        0     5700
CONSOLIDATED EDISON INC COM    COM              209115104     2913    73260 SH       SOLE                    66510        0     6750
DOW CHEMICAL COMPANY           COM              260543103     3728    91595 SH       SOLE                    81745        0     9850
DU PONT E.I. DE NEMOURS        COM              263534109     2859    64357 SH       SOLE                    56607        0     7750
EMERSON ELECTRIC CO.           COM              291011104     3291    51780 SH       SOLE                    46530        0     5250
EXELON CORP                    COM              30161N101     3626   108920 SH       SOLE                    98320        0    10600
EXXON MOBIL CORP               COM              30231G102     5152   116001 SH       SOLE                   106951        0     9050
GENERAL ELECTRIC CO            COM              369604103     3890   120060 SH       SOLE                   106610        0    13450
GENERAL MILLS, INC.            COM              370334104     3190    67115 SH       SOLE                    60365        0     6750
GENERAL MOTORS CORP.           COM              370442105     4200    90145 SH       SOLE                    79995        0    10150
GLAXO WELLCOME PLC ADR SPONSOR COM              37733W105      249     6000 SH       SOLE                     2800        0     3200
HEWLETT PACKARD COMPANY        COM              428236103     3659   173410 SH       SOLE                   153710        0    19700
J.P. MORGAN CHASE & CO         COM              46625H100     3705    95560 SH       SOLE                    84610        0    10950
KERR MCGEE CORP COM            COM              492386107     1247    23185 SH       SOLE                    19035        0     4150
KIMBERLY-CLARK CORP            COM              494368103     3975    60330 SH       SOLE                    53530        0     6800
LINCOLN NATIONAL CORP          COM              534187109     3823    80900 SH       SOLE                    72850        0     8050
MARSH & MCLENNAN COS.          COM              571748102      272     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      276     3600 SH       SOLE                     3600        0        0
MERCK & COMPANY, INC.          COM              589331107     3237    68137 SH       SOLE                    59587        0     8550
MICROSOFT CORP COM             COM              594918104      526    18410 SH       SOLE                     4260        0    14150
NATIONAL FUEL GAS CO N J COM   COM              636180101     3989   159565 SH       SOLE                   143815        0    15750
PEOPLES ENERGY CORP            COM              711030106     2337    55440 SH       SOLE                    49490        0     5950
PFIZER, INC.                   COM              717081103     2530    73795 SH       SOLE                    64745        0     9050
PITNEY-BOWES INC               COM              724479100     2357    53255 SH       SOLE                    47405        0     5850
PNC FINANCIAL SERVICES GROUP   COM              693475105      589    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3356    61640 SH       SOLE                    55040        0     6600
PUBLIC SERVICE ENTERPRS        COM              744573106      308     7690 SH       SOLE                     7690        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3695   152375 SH       SOLE                   136725        0    15650
U S BANCORP                    COM              902973304     4168   151246 SH       SOLE                   135896        0    15350
UNITED TECHNOLOGIES            COM              913017109     2484    27150 SH       SOLE                    24300        0     2850
VERIZON COMMUNICATIONS         COM              92343V104      319     8828 SH       SOLE                     8828        0        0
WASHINGTON MUT INC COM         COM              939322103      300     7765 SH       SOLE                     1865        0     5900
WELLS FARGO NEW                COM              949746101     2826    49382 SH       SOLE                    43932        0     5450
WEYERHAEUSER CO.               COM              962166104     3802    60230 SH       SOLE                    55180        0     5050
WYETH                          COM              983024100      695    19220 SH       SOLE                    19220        0        0